CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (221,657)	$ 60,078	$ 63,641
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation expense	$ 28,241	21,649	16,138
Gain on deconsolidation of subsidiaries		(489)	$ (132,665)
(Gain) loss on disposal of equity method investment	$ 1,924	(56,993)
Depreciation and amortization	8,935	18,488	$ 19,188
Exchange (gain) loss on offshore accounts	$ 174	2,277	(1,476)
Impairment on intangible assets		$ 15,461	208
Impairment on equity method investments	$ 4,258		23,025
Impairment on short-term investments			$ 2,098
Impairment on goodwill		$ 46,864
Impairment on long lived assets			$ 90
Provision for doubtful accounts-accounts receivable	$ 788	$ 2,090	813
Provision for doubtful accounts- others	836	$ 305	$ 627
Provision for financing receivable losses	3,665
(Gain) loss on disposal of equipment	(988)	$ 1,797	$ (86)
(Gain) loss on short-term investments and fair value change of derivatives	98,112	(139,265)	(56,022)
(Earnings) loss in equity method investments	5,468	$ (49,015)	$ (20,317)
Fair value change of put option	6,270
Changes in operating assets and liabilities:
Accounts and notes receivable	7,613	$ (6,480)	$ 1,631
Financing income receivable	(217)
Prepaid expenses and other current assets	(22,788)	$ (9,740)	$ (19,625)
Other non-current assets	$ 19,313	3,164	$ (488)
Intercompany loan to Qianjun Technology (see Note 4.3)		21,831
Accounts payable	$ 1,266	762	$ 2,213
Amounts due from/to related parties	1,260	61,404	13,063
Accrued expenses and other current liabilities	1,090	$ (6,509)	$ 3,861
Interest payable to investors	870
Other non-current liabilities	966
Deferred revenue and advance from customers	$ 397	$ (1,195)	$ (848)
Other non-current liabilities		(152)	156
Income tax payable	$ (2,624)	1,614	1,054
Deferred income taxes		4,576	(8,472)
Profit distribution received from Japan Macro	$ 9,235	$ 63,917	$ 19,158
Increase Decrease In Financing Income	217
Net cash (used in) provided by operating activities	(50,042)	$ 56,439	$ (73,035)
Cash flows from investing activities:
Restricted cash	(22,532)
Decrease (increase) in term deposits	493,471	$ (3,414)	$ 58,235
Proceeds from financing receivable	126,535
Payments to provide financing receivable	(289,041)
Proceeds from sale of trading securities	63,822
Proceeds from sale of available-for-sale securities	62,704	$ 415,528	$ 118,958
Proceeds from sale of derivative financial instruments	2,580	80,861	959
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes	$ 984	1,370	$ 1,353
Proceeds from sale of subsidiary, net of $168 cash disposed of		3,001
Proceeds from sale of equity method investment	$ 94	46,484
Proceeds from capital withdrawal from equity method investees	60,279	$ 74,721
Dividend received from trading securities	19
Dividend received from available-for-sale securities	157	$ 1,050
Purchase of trading securities	(67,986)
Purchase of available-for-sale securities	(29,833)	$ (129,407)	$ (88,681)
Purchase of derivative financial instruments	(101,409)	(118,470)	(1,999)
Purchase of equity method investments, call option and warrant	(225,885)	(161,271)	(20,000)
Purchase of cost method investment	(179,262)	(26,969)	$ (116)
Purchase of long-term available-for-sale investments	(132,957)	(56,492)
Proceeds from disposal of equipment	1,084	386	$ 338
Purchases of equipment and property	(806)	(8,028)	(29,077)
Purchases of intangible assets	$ (386)	$ (1,574)	(1,349)
Cash disposed of from deconsolidation of subsidiaries			(18,637)
Cash consideration received from disposition of Qingting			$ 81
Loan to noncontrolling shareholder	$ (1,930)
Loan to related party	(4,775)
Proceeds from repayment of related party loan	4,775
Loans to third parties	(21,898)	$ (8,561)
Proceeds from repayment of third party loans	13,212
Net cash provided by (used in) investing activities	(248,984)	$ 109,215	$ 20,065
Cash flows from financing activities:
Repurchase of ordinary shares	$ (10,292)	$ (76,462)	(55,575)
Deposits for share repurchase			(10,860)
Proceeds from exercise of share options	$ 1,231	$ 2,514	2,913
Contribution from nominee shareholders of Jiexi Haohe			1,605
Proceeds from the issuance of promissory note issued to Nuomi Inc.			$ 60,884
Repayment of promissory note issued to Nuomi Inc.		$ (60,884)
Proceeds from investors	$ 174,543
Payments to investors	(125,001)
Proceeds from short-term borrowings	107,134
Proceeds from long term borrowings	130,885
Restricted cash for short-term borrowing	(100,000)
Capital injection by noncontrolling shareholder	1,930
Net cash (used in) provided by financing activities	180,430	$ (134,832)	$ (1,033)
Net (decrease) increase in cash and cash equivalents	(118,596)	30,822	(54,003)
Cash and cash equivalents at beginning of year	183,025	154,308	207,438
Effect of exchange rate changes	(3,592)	(2,105)	873
Cash and cash equivalents at end of year	60,837	$ 183,025	$ 154,308
Supplemental schedule of cash flows information:
Interest paid	2,793
Income taxes paid	6,744	$ 11	$ 11
Schedule of non-cash activities:
Payable for acquisition of property, plant and equipments included in accrued expenses and other liabilities	$ 43		319
Acquisition of property, plant and equipments and other intangible assets through utilization of deposits		$ 1,514	$ 15,246
Repurchase of ordinary shares through utilization of deposits		$ 10,860